Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [Line Items]
Cash and banks	$ 125.4	$ 383.4
Cash	125.4	383.4
Cash equivalents
Cash equivalents	1,155.5	887.4
Cash and cash equivalents	1,280.9	1,270.8	$ 1,241.5	$ 1,241.5	$ 2,165.5
Private securities [member]
Cash equivalents
Cash equivalents	352.6	219.4
Fixed deposits [member]
Cash equivalents
Cash equivalents	$ 802.9	$ 668.0